ALTEGRIS FUTURES EVOLUTION STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023

Shares						Fair Value
	OPEN END FUNDS — 69.9%
	FIXED INCOME - 69.9%
1,425,958	DoubleLine Core Fixed Income Fund					$ 12,648,246
4,006,818	DoubleLine Low Duration Bond Fund, Cl I					37,784,293
	TOTAL OPEN END FUNDS (Cost $50,603,154)					50,432,539

Principal Amount ($)				Coupon Rate (%)	Maturity
	CORPORATE BONDS — 0.0%(a)
	MACHINERY — 0.0%(a)
52,619	INVEPAR A-1(b)(e)(f)(g) (Cost $5,454)			0.0000	12/30/28	0

Shares
	WARRANT — 0.0%(a)
	ENGINEERING & CONSTRUCTION - 0.0% (a)
43,904	OAS S.A. (Brazil)(e)(g) (Cost $8,837)			0.0000	5/17/2039	0

	SHORT-TERM INVESTMENTS — 7.1%
	MONEY MARKET FUNDS - 7.1%
5,137,266	First American Government Obligations Fund, Class X, 5.26% (Cost $5,137,266)(c)					5,137,266

Contracts(d)
	EQUITY OPTIONS PURCHASED - 22.9% (h)	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS PURCHASED - 22.9%
81,157	NOMURA CALL OPTION ISAM	Nomura	08/16/2025	$ 0.0001	$ 6,900,550	$ 6,968,551
38,250	NOMURA CALL OPTION WNTN	Nomura	08/16/2025	0.0001	6,227,254	6,278,477
7,972	NOMURA CALL OPTION WNTN TRND	Nomura	08/16/2025	0.0001	3,325,891	3,318,944
	TOTAL CALL OPTIONS PURCHASED (Cost - $16,453,695)					16,565,972

	TOTAL INVESTMENTS - 99.9% (Cost $72,208,406)					$ 72,135,777
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%					76,985
	NET ASSETS - 100.0%					$ 72,212,762

ALTEGRIS FUTURES EVOLUTION STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

S.A.	- Société Anonyme

(a)	Percentage rounds to less than 0.1%.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2023 the total market value of 144A securities is $0 or 0.0% of net assets.
(c)	Rate disclosed is the seven day effective yield as of September 30, 2023.
(d)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
(e)	Non-income producing.
(f)	Default bond.
(g)	The value of these securities have been determined in good faith under the policies of the Board of Trustees as of September 30, 2023.
(h)	These securities provide exposure to daily returns of the reference asset that are not publicly available; the Top 50 holdings for each option are shown on the subsequent pages.

Altegris Futures Evolution Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2023

	ISAM Top 50 Holdings ^
	FUTURES CONTRACTS
	Number of Contracts	Description			Expiration Date	Notional Value at September 30, 2023	Value and Unrealized Appreciation/ (Depreciation)	% of Fund Net Assets
	Long Contracts
	41	COCOA			Dec-23	1,401,380	$ (19,400)	(0.03)%
	95	IRON ORE CFR CHINA FUTURE			Nov-23	1,113,115	30,460	0.04%
	25	LCATTLE			Dec-23	1,879,250	3,050	0.00%
	39	SUGAR#11			Mar-24	1,156,646	(15,781)	(0.02)%
						Subtotal	$ (1,671)

	Short Contracts
	(5)	2 YR T-NOTE			Dec-23	1,013,555	$ 3,906	0.01%
	(21)	COFFEE			Dec-23	1,150,931	56,963	0.08%
	(15)	ERX 2 BUND			Dec-23	1,665,089	5,477	0.01%
	(11)	EURO BTS FUTURES			Dec-23	1,211,296	7,052	0.01%
	(10)	GOLD			Dec-23	1,866,100	56,410	0.08%
	(5)	ICE 3MTH SARON FUTURE			Dec-23	1,341,727	(2,458)	(0.00)%
	(1)	JAPAN BOND			Dec-23	970,507	3,883	0.01%
	(24)	KOREAN BOND			Dec-23	1,834,620	972	0.00%
	(9)	LME NICKEL			Dec-23	1,007,694	84,721	0.12%
	(10)	THREE-MONTH SOFR			Mar-24	2,365,625	575	0.00%
						Subtotal	$ 217,501

	CREDIT DEFAULT SWAPS
	Number of Contracts	Description			Maturity Date	Notional Value at September 30, 2023	Unrealized Appreciation/ (Depreciation)	% of Fund Net Assets

	1,200,000	Markit CDX North America Investment Grade Index			12/20/2028	1,200,000	$ 14,259	0.02%
	1,200,000	MARKIT ITRX EUROPE			12/20/2028	1,268,760	11,671	0.02%
	950,000	MARKIT ITRX EUROPE			12/20/2028	1,004,435	4,327	0.01%
						Subtotal	$ 30,257

	INTEREST RATE SWAPS
	Number of Contracts	Description			Maturity Date	Notional Value at September 30, 2023	Unrealized Appreciation/ (Depreciation)	% of Fund Net Assets
	20,000,000	CNY Rate Swap			12/20/2028	1,434,764	$ (118,535)	(0.16)%
	30,000,000	CNY Rate Swap			12/22/2025	917,545	158,000	0.22%
	2,100,000	EU Infl Rate Swap			9/15/2033	2,220,330	(30,706)	(0.04)%
	3,500,000	EU Infl Rate Swap			9/15/2028	1,841,070	(27,356)	(0.04)%
	10,000,000	NOK Rate Swap			3/15/2034	973,958	115,265	0.16%
	2,000,000	UK INFL Rate Swap			9/15/2033	2,439,800	6,024	0.01%
	1,700,000	US INFL Rate Swap			9/15/2033	1,700,000	16,622	0.02%
	1,900,000	US INFL Rate Swap			9/15/2028	945,274	12,377	0.02%
						Subtotal	$ 131,691
	FORWARD FOREIGN CURRENCY CONTRACTS
	Settlement Date	Currency to Receive/ Deliver	Value	In Exchange For	Value	U.S. Dollar Value	Unrealized Appreciation/ (Depreciation)	% of Fund Net Assets
	To Buy:
	12/20/2023	MXN	19,000,000	JPY	157,057,180	$ 1,090,600	$ 11,194	0.02%
	12/20/2023	ZAR	19,000,000	JPY	142,768,809	1,004,093	28,655	0.04%
	12/20/2023	CNH	9,000,000	JPY	179,837,861	1,233,900	18,057	0.03%
	12/20/2023	USD	1,400,000	IDR	21,460,907,000	1,403,869	15,713	0.02%
	12/20/2023	CAD	1,300,000	JPY	138,758,522	957,450	17,467	0.02%
	12/20/2023	EUR	1,150,000	SEK	13,718,748	1,215,895	(41,630)	(0.06)%
	12/20/2023	GBP	1,080,000	SEK	14,954,712	1,317,492	(57,367)	(0.08)%
	12/20/2023	EUR	950,000	CNH	7,445,263	1,004,933	(15,813)	(0.02)%
	12/20/2023	CHF	900,000	JPY	148,121,370	983,250	(12,387)	(0.02)%
	12/20/2023	EUR	900,000	PLN	4,146,418	957,806	9,935	0.01%
	12/20/2023	EUR	900,000	JPY	140,472,811	951,570	2,449	0.00%
	12/20/2023	EUR	900,000	ILS	3,681,627	951,570	(13,745)	(0.02)%
	12/20/2023	GBP	800,000	PLN	4,305,772	979,300	(5,000)	(0.01)%
	12/20/2023	GBP	760,000	NZD	1,621,884	927,653	(45,153)	(0.06)%

	To Sell:
	12/20/2023	AUD	1,900,000	ZAR	23,524,242	$ 1,234,469	$ 8,716	0.01%
	12/20/2023	AUD	1,800,000	NZD	1,947,439	1,161,363	6,711	0.01%
	12/20/2023	CAD	1,600,000	MXN	20,682,369	1,195,484	(8,316)	(0.01)%
	12/20/2023	EUR	1,450,000	MXN	27,422,941	1,559,067	15,010	0.02%
	12/20/2023	GBP	1,240,000	MXN	27,251,071	1,533,593	30,618	0.04%
	12/20/2023	EUR	1,050,000	HUF	413,571,060	1,126,720	(5,943)	(0.01)%
	12/20/2023	EUR	1,000,000	PLN	4,544,153	1,064,229	(25,435)	(0.04)%
	12/20/2023	GBP	880,000	HUF	401,559,207	1,086,166	2,059	0.00%
	12/20/2023	EUR	850,000	CAD	1,234,002	900,876	7,966	0.01%
	12/20/2023	GBP	850,000	PLN	4,483,910	1,040,506	(15,484)	(0.02)%
	12/20/2023	GBP	750,000	ZAR	17,726,116	921,836	14,936	0.02%
						Subtotal	$ (56,787)

						All Other Investments	6,647,560
						Total Value of Purchased Option	6,968,551

^	This investment is not a direct holding of the Fund. The Top 50 holdings were determined based on the absolute notional values of the positions within the underlying basket.

Altegris Futures Evolution Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2023

	WNTN Top 50 Holdings ^
	FUTURES CONTRACTS
	Number of Contracts	Description			Expiration Date	Notional Value at September 30, 2023	Value and Unrealized Appreciation/ (Depreciation)	% of Fund Net Assets
	Long Contracts
	23	COCOA			Dec-23	786,140	$ 180	0.00%
	4	EMINI S&P			Dec-23	865,100	(37,650)	(0.05)%
	5	FEEDERS			Jan-24	645,125	(10,963)	(0.02)%
	2	JAPAN BOND			Dec-23	1,941,014	(16,135)	(0.02)%
	14	LCATTLE			Dec-23	1,052,380	21,810	0.03%
	9	LCATTLE			Feb-24	693,000	14,620	0.02%
	14	LME LEAD$			Dec-23	759,850	(556)	(0.00)%
	18	LON COCOA			Dec-23	647,547	50,553	0.07%
	6	TOPIX			Dec-23	933,350	(11,080)	(0.02)%
							$ 10,779

	Short Contracts
	(24)	2 YR T-NOTE			Dec-23	4,865,063	$ 19,359	0.03%
	(27)	5 YR T-NOTE			Dec-23	2,844,703	22,672	0.03%
	(22)	AS10YRBOND			Dec-23	1,585,199	37,591	0.05%
	(59)	AS3YRBOND			Dec-23	3,999,439	24,988	0.03%
	(18)	CANADA BOND			Dec-23	1,526,278	38,062	0.05%
	(15)	E MINI RUSSELL			Dec-23	1,348,950	51,978	0.07%
	(17)	ERX 2 BUND			Dec-23	1,887,101	3,790	0.01%
	(13)	ERX BOBL			Dec-23	1,590,972	11,081	0.02%
	(7)	EURO BTS FUTURES			Dec-23	770,825	1,956	0.00%
	(7)	EURO BUND			Dec-23	952,078	15,627	0.02%
	(18)	GOLD			Dec-23	3,358,980	143,390	0.20%
	(3)	ICE 3MTH SONIA FUTURE			Jun-25	873,342	(5,535)	(0.01)%
	(3)	ICE 3MTH SONIA FUTURE			Mar-25	872,061	(4,285)	(0.01)%
	(3)	ICE 3MTH SONIA FUTURE			Dec-24	870,368	(3,218)	(0.00)%
	(3)	ICE 3MTH SONIA FUTURE			Sep-24	868,493	427	0.00%
	(12)	LME ALUM			Dec-23	705,750	(53,804)	(0.07)%
	(6)	LME NICKEL			Dec-23	671,796	66,885	0.09%
	(10)	LME ZINC			Dec-23	663,188	(86,932)	(0.12)%
	(21)	NATURAL GAS			Jan-24	748,650	18,020	0.02%
	(22)	NATURAL GAS			Dec-23	728,640	18,140	0.03%
	(22)	THREE-MONTH SOFR			Dec-24	5,247,550	41,538	0.06%
	(22)	THREE-MONTH SOFR			Sep-24	5,229,950	45,950	0.06%
	(20)	THREE-MONTH SOFR			Mar-25	4,784,750	28,163	0.04%
	(20)	THREE-MONTH SOFR			Jun-24	4,740,750	38,888	0.05%
	(19)	THREE-MONTH SOFR			Jun-25	4,554,538	25,963	0.04%
	(15)	THREE-MONTH SOFR			Sep-25	3,599,813	13,188	0.02%
	(12)	THREE-MONTH SOFR			Dec-25	2,881,350	15,663	0.02%
	(11)	THREE-MONTH SOFR			Mar-26	2,641,650	13,863	0.02%
	(9)	THREE-MONTH SOFR			Jun-26	2,161,463	12,138	0.02%
	(5)	THREE-MONTH SOFR			Sep-26	1,200,813	5,688	0.01%
	(15)	T-NOTE			Dec-23	1,620,938	30,914	0.04%
						Subtotal	$ 592,148

	FORWARD FOREIGN CURRENCY CONTRACTS
	Settlement Date	Currency to Receive/ Deliver	Value	In Exchange For	Value	U.S. Dollar Value	Unrealized Appreciation/ (Depreciation)	% of Fund Net Assets
	To Buy:
	12/20/2023	MXN	13,500,000	USD	775,135	$ 774,900	$ (54,042)	(0.07)%
	12/20/2023	GBP	2,812,500	USD	3,510,013	3,430,969	(92,651)	(0.13)%
	12/20/2023	CAD	1,400,000	USD	1,039,245	1,031,100	(4,091)	(0.01)%

	To Sell:
	12/20/2023	JPY	1,275,000,000	USD	8,796,596	$ 8,536,125	$ 1,040	0.00%
	12/20/2023	SEK	20,000,000	EUR	1,679,113	1,833,305	(5,026)	(0.01)%
	12/20/2023	CNH	9,000,000	USD	1,236,525	1,233,900	(168)	(0.00)%
	12/20/2023	EUR	4,000,000	USD	4,285,616	4,229,200	42,944	0.06%
	12/20/2023	AUD	3,800,000	USD	2,451,310	2,445,300	(1,023)	(0.00)%
	12/20/2023	CHF	1,625,000	USD	1,821,713	1,775,313	34,537	0.05%
	10/31/2023	USD	1,100,000	INR	91,479,560	1,102,802	(100,088)	(0.14)%
						Subtotal	$ (178,568)

						All Other Investments	5,854,118
						Total Value of Purchased Option	6,278,477

^	This investment is not a direct holding of the Fund. The Top 50 holdings were determined based on the absolute notional values of the positions within the underlying basket.

Altegris Futures Evolution Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2023

	WNTN TRND Top 50 Holdings ^
	FUTURES CONTRACTS
	Number of Contracts	Description			Expiration Date	Notional Value at September 30, 2023	Value and Unrealized Appreciation/ (Depreciation)	% of Fund Net Assets
	Long Contracts
	1	EMINI NASDAQ			Dec-23	297,330	$ (1,050)	(0.00)%
	7	LCATTLE			Dec-23	526,190	(730)	(0.00)%
	4	LCATTLE			Feb-24	308,000	(579)	(0.00)%
	5	LME ALUM			Dec-23	294,063	18,188	0.03%
	6	LME LEAD$			Dec-23	325,650	13,109	0.02%
	3	OSK NIKKEI			Dec-23	639,908	37	0.00%
	5	TOPIX			Dec-23	777,792	315	0.00%
						Subtotal	$ 29,290

	Short Contracts
	(14)	2 YR T-NOTE			Dec-23	2,837,953	$ 12,164	0.02%
	(14)	5 YR T-NOTE			Dec-23	1,475,031	18,156	0.03%
	(16)	AS10YRBOND			Dec-23	1,152,872	(689)	(0.00)%
	(36)	AS3YRBOND			Dec-23	2,440,335	15,402	0.02%
	(1)	DAX INDEX			Dec-23	410,391	8,881	0.01%
	(8)	ERX 2 BUND			Dec-23	888,047	(621)	(0.00)%
	(11)	ERX BOBL			Dec-23	1,346,207	(1,018)	(0.00)%
	(15)	EURO BUND			Dec-23	2,040,166	23,504	0.03%
	(3)	EURX EURO-BUXL			Dec-23	388,114	2,360	0.00%
	(4)	GOLD			Dec-23	746,440	888	0.00%
	(3)	HK INDEX			Oct-23	342,664	(3,652)	(0.01)%
	(1)	ICE 3MTH SONIA FUTURE			Sep-26	292,120	(534)	(0.00)%
	(1)	ICE 3MTH SONIA FUTURE			Jun-26	292,029	6,054	0.01%
	(1)	ICE 3MTH SONIA FUTURE			Mar-26	291,892	(8,250)	(0.01)%
	(1)	ICE 3MTH SONIA FUTURE			Dec-25	291,693	(11,630)	(0.02)%
	(1)	ICE 3MTH SONIA FUTURE			Sep-25	291,434	1,754	0.00%
	(1)	ICE 3MTH SONIA FUTURE			Jun-25	291,114	(2,562)	(0.00)%
	(1)	ICE 3MTH SONIA FUTURE			Mar-25	290,687	(3,382)	(0.00)%
	(1)	ICE 3MTH SONIA FUTURE			Dec-24	290,123	2,572	0.00%
	(1)	ICE 3MTH SONIA FUTURE			Sep-24	289,498	6,899	0.01%
	(1)	ICE 3MTH SONIA FUTURE			Jun-24	288,933	(3,950)	(0.01)%
	(1)	JAPAN BOND			Dec-23	970,507	44	0.00%
	(10)	LME ALUM			Dec-23	588,125	(44,710)	(0.06)%
	(3)	LME NICKEL			Dec-23	335,898	2,570	0.00%
	(5)	T-BOND			Dec-23	568,906	(3,245)	(0.00)%
	(12)	THREE-MONTH SOFR			Jun-25	2,876,550	16,763	0.02%
	(12)	THREE-MONTH SOFR			Mar-25	2,870,850	(595)	(0.00)%
	(12)	THREE-MONTH SOFR			Dec-24	2,862,300	(1,890)	(0.00)%
	(11)	THREE-MONTH SOFR			Sep-25	2,639,863	-	0.00%
	(11)	THREE-MONTH SOFR			Sep-24	2,614,975	(213)	(0.00)%
	(9)	THREE-MONTH SOFR			Dec-25	2,161,013	(7,050)	(0.01)%
	(9)	THREE-MONTH SOFR			Jun-24	2,133,338	7,930	0.01%
	(8)	THREE-MONTH SOFR			Mar-26	1,921,200	200	0.00%
	(7)	THREE-MONTH SOFR			Jun-26	1,681,138	10,550	0.01%
	(5)	THREE-MONTH SOFR			Sep-26	1,200,813	-	0.00%
	(9)	T-NOTE			Dec-23	972,563	4,580	0.01%
	(3)	ULTRA T-BOND			Dec-23	356,063	36,203	0.05%
						Subtotal	$ 83,483

	FORWARD FOREIGN CURRENCY CONTRACTS
	Settlement Date	Currency to Receive/ Deliver	Value	In Exchange For	Value	U.S. Dollar Value	Unrealized Appreciation/ (Depreciation)	% of Fund Net Assets
	To Buy:
	12/20/2023	MXN	11,500,000	USD	661,155	$ 660,100	$ (50,943)	(0.07)%
	12/20/2023	GBP	812,500	USD	1,014,206	991,169	(27,013)	(0.04)%
	12/20/2023	CAD	400,000	USD	296,240	294,600	(663)	(0.00)%

	To Sell:
	12/20/2023	JPY	600,000,000	USD	4,140,308	$ 4,017,000	$ 49,414	0.07%
	12/20/2023	AUD	1,500,000	USD	967,874	965,250	(242)	(0.00)%
	12/20/2023	EUR	875,000	USD	932,987	925,138	4,646	0.01%
						Subtotal	$ (24,801)

						All Other Investments	3,230,972
						Total Value of Purchased Option	3,318,944

^	This investment is not a direct holding of the Fund. The Top 50 holdings were determined based on the absolute notional values of the positions within the underlying basket.